UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/11

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)

Shares		Value
	MUTUAL FUNDS - 97.7%
	DEBT FUNDS - 97.7%
1,121,282	AllianceBernstein High Income Fund	$ 9,800,000
363,745	Alpine Ultra Short Tax Optimized Income Fund	3,655,634
1,360,672	American High-Income Trust	14,804,111
232,633	BlackRock GNMA Portfolio	2,431,016
1,970,109	BlackRock High Yield Portfolio	14,697,011
434,316	DoubleLine Total Return Bond Fund	4,825,255
1,073,009	DWS Floating Rate Fund	9,807,301
221,820	MainStay High Yield Municipal Bond Fund	2,346,858
1,096,045	Neuberger Berman High Income Bond Fund	9,941,130
769,485	Nuveen High Yield Municipal Bond Fund	11,534,579
1,217,064	Oppenheimer Senior Floating Rate Fund	9,846,047
202,076	PIMCO GNMA Fund	2,428,954
	TOTAL MUTUAL FUNDS ( Cost - $94,873,256)	96,117,896

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUNDS - 3.1%
613,100	Dreyfus Government Cash Management
	Management - Institutional Class, 0.00% +	613,100
613,100	Fidelity Institutional Money Market Funds - Government
	Portfolio - Class I, 0.01% +	613,100
613,100	Goldman Sachs Financial Square Funds -
	Government Fund - Institutional Class, 0.01% +	613,100
613,099	JPMorgan U.S. Government Money
	Market Fund - Capital Class, 0.01% +	613,099
613,099	Milestone Treasury Obligations Portfolio -
	Institutional Class, 0.01% +	613,099
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,065,498)	3,065,498

	TOTAL INVESTMENTS - 100.8% ( Cost - $97,938,754) (a)	$ 99,183,394
	LIABILITIES LESS OTHER ASSETS - (0.8) %	(759,974)
	NET ASSETS - 100.0%	$ 98,423,420

+ Reflects yield at October 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,279,421
	Unrealized depreciation	(34,781)
	Net unrealized appreciation	$ 1,244,640

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 96,117,896	$ -	$ -	$ 96,117,896
Money Market Funds	3,065,498	-	-	3,065,498
Total	$ 99,183,394	$ -	$ -	$ 99,183,394

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  10/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 10/20/11

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  10/20/11